Equity and Capital Management	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Jun. 30, 2022
Equity and Capital Management [Abstract]
EQUITY AND CAPITAL MANAGEMENT

13.    EQUITY AND CAPITAL MANAGEMENT

Consolidated balance sheets as at December 31, 2023

Number of shares
– authorized	100,000,000
– issued and fully paid	12,584,625
Value (US$)	39,139

Additional paid-in capital
Value (US$)	377,538

Total share capital
Value (US$)	416,677
	Pre-Stock Split	Adjustments	Post-Stock Split
Number of shares
– authorized	100,000,000	—	100,000,000
– issued and fully paid	8,389,750	4,194,875	12,584,625
Value (US$)	39,139	—	39,139

Additional paid-in capital
Value (US$)	377,538	—	377,538

Total share capital
Value (US$)	416,677	—	416,677

Consolidated statements of profit or loss for the six months ended December 31, 2023

Earnings per share (cents)
– basic and diluted	24.7

Weighted average number of shares in issue for the period
– basic and diluted	12,584,625

Consolidated statements of profit or loss for the six months ended December 31, 2022

	Pre-Reverse Split and Pre-Stock Split	Adjustments	Post-Reverse Split and Post-Stock Split
Earnings per share (cents)
– basic and diluted	3.4	8.0	11.4

Weighted average number of shares in issue for the period
– basic and diluted	41,948,748	(29,364,123)	12,584,625

Each share has a nominal value of US$0.001 per share.

In March 2023, the authorized capital shares of the Company were increased from 50,000,000 to 100,000,000.

On June 8, 2023, Oranco, Inc. effected a reverse stock split at a ratio of 1-for-5 solely to decrease its issued and outstanding shares of common stock from 41,948,748 shares to 8,389,750 shares, with a par value of $0.001 each (the “Reverse Split”). As at June 30, 2023, the Company had 8,389,750 shares of common stock in issue.

On October 10, 2023, Oranco, Inc. effected a stock split at a ratio of 1 to 1.5 solely to increase its issued and outstanding shares of common stock from 8,389,750 shares to 12,584,625 shares, with a par value of $0.001 each (the “Stock Split”). As at December 31, 2023 and up to the date of this report, the Company had 12,584,625 shares of common stock in issue.

Earnings per share is calculated by dividing the net income attributable to owners of the Company by the weighted average number of shares in issue throughout the financial periods. The effects of all potential shares are anti-dilutive for the six months ended December 31, 2023 and 2022. The Company used weighted average of 12,584,625 shares (Post-Reverse Split and Post-Stock Split) for the purpose of calculating earnings per share on the assumption that the Reverse Split and Stock Split had been effective throughout the six months ended December 31, 2023 and 2022.

13.    EQUITY AND CAPITAL MANAGEMENT

Consolidated balance sheets as at June 30, 2023

	Pre-Stock Split	Adjustments	Post-Stock Split
Number of shares
– authorized	100,000,000	—	100,000,000
– issued and fully paid	8,389,750	4,194,875	12,584,625
Value (US$)	39,139	—	39,139

Additional paid-in capital
Value (US$)	377,538	—	377,538

Total share capital
Value (US$)	416,677	—	416,677

Consolidated balance sheets as at June 30, 2022

	Pre-Reverse Split and Pre-Stock Split	Adjustments	Post-Reverse Split and Post-Stock Split
Number of shares
– authorized	50,000,000		50,000,000
– issued and fully paid	41,948,748	(29,364,123)	12,584,625
Value (US$)	39,139	—	39,139

Additional paid-in capital
Value (US$)	377,538	—	377,538

Total share capital
Value (US$)	416,677	—	416,677

Consolidated statements of profit or loss for the year ended June 30, 2023

	Pre-Stock Split	Adjustments	Post-Stock Split
Earnings per share
– basic and diluted	0.33	(0.11)	0.22

Weighted average number of shares in issue for the year
– basic and diluted	8,389,750	4,194,875	12,584,625

Consolidated statements of profit or loss for the year ended June 30, 2022

	Pre-Reverse Split and Pre-Stock Split	Adjustments	Post-Reverse Split and Post-Stock Split
Earnings per share
– basic and diluted	0.05	0.10	0.15

Weighted average number of shares in issue for the year
– basic and diluted	41,948,748	(29,364,123)	12,584,625

Each share has a nominal value of US$0.001 per share.

In March 2023, the authorized capital shares of the Company were increased from 50,000,000 to 100,000,000.

On June 8, 2023, Oranco, Inc. effected a reverse stock split at a ratio of 1-for-5 solely to decrease its issued and outstanding shares of common stock from 41,948,748 shares to 8,389,750 shares, with a par value of $0.001 each (the “Reverse Split”). As at June 30, 2023, the Company had 8,389,750 shares of common stock in issue.

On October 10, 2023, Oranco, Inc. effected a stock split at a ratio of 1 to 1.5 solely to increase its issued and outstanding shares of common stock from 8,389,750 shares to 12,584,625 shares, with a par value of $0.001 each (the “Stock Split”). As of the date of this report, the Company has 12,584,625 shares of common stock issued and outstanding.

Earnings per share is calculated by dividing the net income attributable to owners of the Company by the weighted average number of shares in issue throughout the years. There were weighted average of 41,948,748 shares (Pre-Reverse Split and Pre-Stock Split) issued and outstanding for the year ended June 30, 2022. The effects of all potential shares are anti-dilutive for the years ended June 30, 2023 and 2022. The Company used weighted average of 12,584,625 shares (Post-Reverse Split and Post-Stock Split) for the purpose of calculating earnings per share on the assumption that the Reverse Split and Stock Split had been effective throughout the years ended June 30, 2023 and 2022.

13.    EQUITY AND CAPITAL MANAGEMENT

Consolidated balance sheets as at June 30, 2022, June 30, 2021 and June 30, 2020

	Pre-Reverse Split and Pre-Stock Split	Adjustments	Post-Reverse Split and Post-Stock Split
Number of shares
– authorized	50,000,000	—	50,000,000
– issued and fully paid	41,948,748	(29,364,123)	12,584,625
Value (US$)	39,139	—	39,139

Additional paid -in capital
Value (US$)	377,538	—	377,538

Total share capital
Value (US$)	416,677	—	416,677

Consolidated statements of profit or loss for the year ended June 30, 2022

	Pre-Reverse Split and Pre-Stock Split	Adjustments	Post-Reverse Split and Post-Stock Split
Earnings per share
– basic and diluted	0.05	0.10	0.15

Weighted average number of shares in issue for the year
– basic and diluted	41,948,748	(29,364,123)	12,584,625

Consolidated statements of profit or loss for the year ended June 30, 2021

	Pre-Reverse Split and Pre-Stock Split	Adjustments	Post-Reverse Split and Post-Stock Split
Earnings per share
– basic and diluted	0.12	0.29	0.41

Weighted average number of shares in issue for the year
– basic and diluted	41,948,748	(29,364,123)	12,584,625

Each share has a nominal value of US$0.001 per share.

In March 2023, the authorized capital shares of the Company were increased from 50,000,000 to 100,000,000.

On June 8, 2023, the Company effected a reverse stock split at a ratio of 1-for-5 solely to decrease its issued and outstanding shares of common stock from 41,948,748 shares to 8,389,750 shares, with a par value of $0.001 each (the “Reverse Split”).

On October 10, 2023, the Company effected a stock split at a ratio of 1 to 1.5 solely to increase its issued and outstanding shares of common stock from 8,389,750 shares to 12,584,625 shares, with a par value of $0.001 each (the “Stock Split”).

As at June 30, 2022 and June 30, 2021, the Company had 41,948,748 shares of common stock. As a result of Reverse Spilt and Stock Split, the Company has 12,584,625 shares of common stock issued and outstanding.

Earnings per share is calculated by dividing the net income attributable to owners of the Company by the weighted average number of shares in issue throughout the financial years. There were weighted average of 41,948,748 shares (Pre-Reverse Split and Pre-Stock Split) issued and outstanding for the years ended June 30, 2022 and 2021. The effects of all potential shares are anti-dilutive for the years ended June 30, 2022 and 2021. The Company used weighted average of 12,584,625 shares (Post-Reverse Split and Post-Stock Split) for the purpose of calculating earnings per share on the assumption that the Reverse Split and Stock Split had been effective during the years ended June 30, 2022 and 2021.